TRANSACTIONS	12 Months Ended
Mar. 31, 2020
TRANSACTIONS [Abstract]
TRANSACTIONS
Note 4 — TRANSACTIONS

Merger Agreement

On January 23, 2020, Bristow entered into an Agreement and Plan of Merger (as amended April 22, 2020, the “Merger Agreement”) with Era Group Inc., a Delaware corporation (“Era”), and Ruby Redux Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of Era (“Merger Sub”), pursuant to which Merger Sub will merge with and into Bristow, with Bristow continuing as the surviving corporation and direct wholly owned subsidiary of Era (the “Merger”). Following the Merger, Era intends to change its name to Bristow Group Inc. (the “Combined Company”), and its common stock is expected to be listed on either the New York Stock Exchange or the Nasdaq Stock Market, as determined by Era (after consultation with the Company’s Chairman of the Board).

On the terms and subject to the conditions set forth in the Merger Agreement, the consideration payable to holders of outstanding New Common Stock (including holders of any shares issued as a result of the conversion of New Preferred Stock and certain shares of New Common Stock held in reserve) outstanding immediately prior to the closing will be converted into the right to receive a number of shares of common stock, par value $0.01 per share, of the Combined Company (“Combined Company Common Stock”) equal to the product of (i) 77% multiplied by (ii) the quotient of (x) the number of shares of Era common stock outstanding immediately prior to the Merger, calculated on fully-diluted basis, divided by (y) 23% (the “Aggregate Merger Consideration”). Each holder of New Common Stock, other than holders of dissenting shares, shall be entitled to receive, for each share of New Common Stock, a number of shares of Combined Company Common Stock equal to the Aggregate Merger Consideration divided by the number of shares of New Common Stock outstanding immediately prior to the Merger (including any shares issued as a result of the conversion of New Preferred Stock, any shares underlying Bristow options or restricted stock units and certain shares of New Common Stock held in reserve) (the “Per Share Merger Consideration”), plus the cash value of any fractional shares of Combined Company Common Stock that would otherwise be payable.

Holders of restricted stock units under the MIP will be entitled to receive restricted stock units in the Combined Company equal to the number of Bristow restricted stock units held, multiplied by the Per Share Merger Consideration, and subject to the same restrictions. Holders of stock options under the MIP will receive options to purchase shares of Combined Company Common Stock equal to the number of shares of New Common Stock held multiplied by the Per Share Merger Consideration, with the exercise prices adjusted accordingly.

The Merger Agreement contains customary representations and warranties from each of Bristow and Era, and each party has agreed to customary covenants, including, among others, covenants relating to (1) the conduct of its business prior to the closing, (2) the use of reasonable best efforts to consummate the Merger and obtain all required consents and approvals, including regulatory approvals, (3) the preparation and filing of a registration statement on Form S-4 (the “S-4 Registration Statement”) by Era to register the Aggregate Merger Consideration and a joint proxy statement for the special meetings or approval by written consent, as applicable, of stockholders of Bristow and Era, (4) holding a meeting or approval by written consent, as applicable, of stockholders of each company to obtain their requisite approvals in connection with the Merger, including, among other approvals, the approval by Era stockholders of the issuance of shares of Combined Company Common Stock in the Merger (the “Stock Issuance”) and an amendment to the certificate of incorporation of Era to increase the number of authorized shares of Combined Company Common Stock (the “Charter Amendment”), and (5) subject to certain exceptions, the recommendation of the board of directors of each of Bristow and Era that such approvals be provided.

The Merger Agreement also prohibits Bristow and Era from soliciting competing acquisition proposals, except that, subject to customary exceptions and limitations, prior to receiving stockholder approval, either party may provide information to, and negotiate with, a third party that makes an unsolicited acquisition proposal if the board of directors of Bristow or Era, as applicable, determines, after considering any adjustments to the Merger Agreement proposed by the other party following good faith negotiations during a three business day matching period, that such acquisition proposal would reasonably be expected to result in a superior proposal and failure to take such actions would be reasonably likely to be inconsistent with its fiduciary duties under applicable law. The board of directors of each of Bristow and Era is also permitted to change its recommendation prior to the vote of its stockholders if such board of directors determines in good faith (after consultation with its respective outside counsel and financial advisor) that an acquisition proposal constitutes a superior proposal. Additionally, the board of directors of each of Bristow and Era is permitted to change its recommendation prior to the vote of its stockholders in response to certain intervening events.

Each of Bristow’s and Era’s obligation to consummate the Merger is subject to the satisfaction or waiver of certain conditions, including, among others, (1) the expiration or termination of any applicable waiting period under the Hart-Scott-Rodino Act (“HSR Act”) or any other antitrust law, (2) the absence of any governmental order or law prohibiting the consummation of the Merger, (3) adoption of the Merger Agreement by holders of a majority of the outstanding shares of New Common Stock and New Preferred Stock voting on an as-converted basis, plus one “Major Holder” (as defined in Bristow’s stockholders’ agreement and which, as of the date hereof, refers to each of the signatories to the voting agreements described below), (4) the approval of the Stock Issuance and Charter Amendment by Era’s stockholders, (5) the effectiveness of the registration statement for Combined Company Common Stock to be issued in the Merger and the authorization for listing of those shares on the New York Stock Exchange or Nasdaq Stock Market, as applicable, (6) the absence of a material adverse effect on the other party, (7) the accuracy of the other party’s representations and warranties, subject to customary materiality qualifiers and (8) compliance of the other party with its respective covenants under the Merger Agreement in all material respects. Era’s obligation to consummate the Merger is also subject to (x) the conversion of all shares of New Preferred Stock into New Common Stock, and (y) the termination of Bristow’s stockholders’ agreement. Bristow’s obligation to consummate the Merger is also subject to the receipt of a tax opinion from Bristow’s counsel.

The Merger Agreement contains certain termination rights for each of Bristow and Era, including if (1) the Merger is not consummated by October 23, 2020 (as it may be extended, the “End Date”), which date will be extended automatically until January 23, 2021, if all conditions precedent, other than the expiration of the waiting period under the HSR Act, have been satisfied or are capable of being satisfied, (2) there is a law or order permanently enjoining or otherwise prohibiting the consummation of the Merger, (3) the required approval of the stockholders of Bristow or Era is not obtained, (4) there has been an intentional material breach of the no-solicitation covenant by the other party, or (5) there has been a material breach of the covenants or representations and warranties by the other party that is not cured such that the applicable closing conditions are not satisfied. In addition, among other reasons, (a) Bristow may terminate the Merger Agreement in the event that Era’s board of directors changes its recommendation in favor of Era stockholders’ approval of the Stock Issuance and the Charter Amendment and (b) Era may terminate the Merger Agreement in the event that Bristow’s board of directors changes its recommendation in favor of Bristow stockholders’ approval of the Merger.

If the Merger Agreement is terminated (1) (i) because (A) the approval of the Era stockholders is not obtained, (B) Bristow terminates the Merger Agreement due to a material uncured breach by Era or (C) either party terminates the Merger Agreement after the Merger has not been consummated by the End Date at a time when Bristow could have terminated the agreement because of a material uncured breach by Era or a change in the recommendation by Era’s board of directors to the Era stockholders, (ii) an alternative transaction had been publicly announced prior to the Era stockholder meeting and such proposal has not been withdrawn or expired at least 5 days prior to the meeting and (iii) and within 12 months of such termination, Era has entered into a definitive agreement with respect to an alternative sale transaction, which transaction is thereafter consummated; or (2) by Bristow before the approval of Era’s stockholders is obtained because Era’s board of directors has changed its recommendation, then Era will be required to pay Bristow a termination fee of $9,000,000.

If the Merger Agreement is terminated (1) (i) because (A) the approval of the Bristow stockholders is not obtained, (B) Era terminates the Merger Agreement due to a material uncured breach by Bristow or (C) either party terminates the Merger Agreement after the Merger has not been consummated by the End Date at a time when Era could have terminated the agreement because of a material uncured breach by Bristow or a change in the recommendation by Bristow’s board of directors to the Bristow stockholders, (ii) an alternative transaction has been publicly announced prior to the Bristow stockholder meeting and such proposal has not been withdrawn or expired at least 5 days prior to the meeting and (iii) and within 12 months of such termination, Bristow has entered into a definitive agreement with respect to an alternative sale transaction, which transaction is thereafter consummated; or (2) by Era before the approval of Bristow’s stockholders is obtained because Bristow’s board of directors has changed its recommendation, then Bristow will be required to pay Era a termination fee of $9,000,000.

In addition, each party will be obligated to reimburse the other party’s expenses in an amount not to exceed $4,000,000 if the Merger Agreement is terminated because of the failure to obtain the required approval of such party’s stockholders and a termination fee is otherwise not payable to the other party pursuant to the terms and conditions of the Merger Agreement.

In connection with the Merger, on February 6, 2020, Era and Bristow each filed a premerger notification and report form under the HSR Act with the Antitrust Division of the Department of Justice and the Federal Trade Commission. On March 11, 2020, Era re-filed its HSR premerger notification and report form. On April 10, 2020, the waiting period with respect to the HSR Act expired.

The expiration of the waiting period under the HSR Act satisfies a condition to the closing of the Merger. The closing of the Merger remains subject to other customary closing conditions, including the approval of the merger by Bristow’s stockholders and the approval of the issuance of the shares in the merger by Era’s stockholders.

Voting Agreements

In connection with the execution of the Merger Agreement, on January 23, 2020, Bristow and Era entered into individual voting agreements with certain significant stockholders of Bristow (collectively, the “Significant Stockholders” and such agreements, the “Voting Agreements”), pursuant to which (i) each Significant Stockholder has agreed, among other things, to, as promptly as practicable following effectiveness of the S-4 Registration Statement, deliver a duly executed consent in favor of the Merger and adoption of the Merger Agreement and (ii) Era has agreed to negotiate in good faith a registration rights agreement that will be entered into with each such Significant Stockholder.

Each Voting Agreement shall terminate upon the earliest of (a) the effective time of the Merger, (b) any amendment to the Merger Agreement made without such Significant Stockholder’s consent that reduces the amount or changes the form of the Aggregate Merger Consideration, adversely affects the tax consequences of such Significant Stockholder, changes certain governance rights set forth in the Merger Agreement or extends the End Date beyond January 23, 2021 and (c) the termination of the Merger Agreement in accordance with its terms. On May 7, 2020 and May 8, 2020, the Significant Stockholders delivered their consents in favor of the Merger and adoption of the Merger Agreement.

Conditional Novation Agreement

In connection with the entry into the Merger Agreement, Era, Bristow, certain subsidiaries of Bristow and PK AirFinance S.à r.l. (“PK AirFinance”) entered into a conditional novation agreement, pursuant to which Era agreed, effective upon closing of the Merger, to replace Bristow as the parent guarantor under the $230 million credit agreement, dated as of July 17, 2017, among Bristow Equipment Leasing Ltd., the several banks, other financial institutions and other lenders from time to time party thereto and PK AirFinance, as agent and security trustee (as amended, the “PK Credit Agreement”).